                     DIMENSIONAL EMERGING MARKETS FUND INC.







                                  ANNUAL REPORT













                          Year Ended November 30, 1996

                     DIMENSIONAL EMERGING MARKETS FUND INC.
                                  ANNUAL REPORT





                                Table of Contents



                                                                           Page




Schedule of Investments...................................................   1

Statement of Assets and Liabilities.......................................  13

Statement of Operations...................................................  14

Statements of Changes in Net Assets.......................................  15

Financial Highlights......................................................  16

Notes to Financial Statements.............................................  17

Report of Independent Accountants.........................................  20

Description of the Fund's Dividend Reinvestment Plan......................  21


















This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                              Shares                 Value+
                                                           -------------          ------------
BRAZIL -- (13.8%)
COMMON STOCKS -- (4.5%)
 *Banco do Estado de Sao Paulo SA  ..............            6,300,000            $    36,596
  Embraco SA  ...................................              342,000                185,420
  Lojas Americanas SA  ..........................            6,762,000                 88,379
 *Mannesmann SA  ................................              378,000                 53,825
  Souza Cruz Industria e Comercio  ..............              180,016              1,026,523
  Telecomunicacoes Brasileiras SA  ..............           82,869,000              5,359,327
  VSMA (Cia Vidraria Santa Marina)  .............              121,000                386,581
  White Martins SA  .............................          550,256,498                804,422
                                                                                  ------------
TOTAL COMMON STOCKS (Cost $3,758,776)  ..........                                   7,941,073
                                                                                  ------------
PREFERRED STOCK -- (9.3%)
  Aracruz Celulose SA Series B  .................            1,265,999              2,034,619
  Banco Bradesco SA  ............................          155,246,374              1,134,776
  Banco Itau SA  ................................            3,312,000              1,298,635
  Banco do Brasil SA  ...........................           56,145,862                483,782
 *Banco do Estado de Sao Paulo SA  ..............           14,980,000                 86,872
  Belgo Mineira  ................................            2,181,754                141,521
  Brasmotor SA  .................................            2,015,570                569,781
 *COFAP (Cia Fabricadora De Pecas)  .............               14,250                116,577
  Cervejaria Brahma  ............................            4,049,480              2,395,423
  Duratex SA  ...................................            4,510,000                179,064
  Ericsson Telecomunicacoes SA  .................           20,194,770                314,193
  IKPC Industrias Klabin de Papel e Celulose SA                418,531                401,148
  Investimentos Itau SA  ........................            1,088,000                811,076
  Lojas Americanas SA  ..........................            4,324,460                 61,126
  Multibras Eletrodomesticos SA  ................              427,145                562,414
 *Paranapanema SA  ..............................            9,588,000                 88,185
  Sadia Concordia SA  ...........................              308,282                232,801
  Telecomunicacoes Brasileiras SA  ..............            1,889,166                143,027
  USIMINAS (Usinas Siderurgicas de Minas Gerais
    SA) .........................................          419,254,000                418,077
  Vale do Rio Doce  .............................              239,144              5,024,131
                                                                                  ------------
TOTAL PREFERRED STOCK (Cost $8,168,083)  ........                                  16,497,228
                                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banco do Brasil SA Warrants Series A 06/30/01             11,229,172                 18,482
 *Banco do Brasil SA Warrants Series B 06/30/06             16,843,758                 25,276

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                            Shares                 Value+
                                                          ------------          ------------
 *Banco do Brasil SA Warrants Series C 06/30/11           28,072,931            $    42,127
                                                                                ------------
TOTAL RIGHTS/WARRANTS (Cost $0)  ...............                                     85,885
                                                                                ------------
TOTAL -- BRAZIL (Cost $11,926,859)  ............                                 24,524,186
                                                                                ------------
CHILE -- (11.1%)
COMMON STOCKS -- (10.6%)
  Banco de Credito e Inversiones SA Series A  ..              53,304                364,905
  Banmedica SA  ................................             347,000                120,423
  CAP SA (Compania de Aceros del Pacifico)  ....             100,000                225,814
  CIT Cia Tecno Industrial SA  .................           4,900,000                117,754
  COPEC (Cia de Petroleos de Chile)  ...........             757,488              2,890,050
  Cervecerias Unidas SA  .......................             143,000                533,658
  Chilectra Generacion SA  .....................             138,000                728,215
  Chilectra SA  ................................             225,611              1,179,806
  Cia de Consumidores de Gas de Santiago SA  ...             103,000                470,074
  Compania Manufacturera de Papeles y Cartones
   SA ..........................................             117,150              1,372,830
  Compania de Sud Americana de Vapores SA  .....             410,000                268,006
  Compania de Telecomunicaciones de Chile SA
   Series A ....................................             200,000              1,112,432
  Compania de Telecomunicaciones de Chile SA
   Series B ....................................             352,166              1,824,868
  Empresa Nacional de Electricidad SA  .........           4,536,900              2,476,045
  Empresa Nacional de Telecomunicaciones SA  ...              49,000                419,301
  Enersis SA  ..................................           3,895,960              2,148,566
  Forestal Terranova SA  .......................             147,795                163,358
  Industrias Forestales Inforsa SA  ............           1,057,365                168,394
  Invercap SA  .................................             100,000                 68,937
  Laboratorio Chile SA  ........................             271,069                231,958
  Madeco Manufacturera de Cobre SA  ............             231,227                528,189
  Maderas y Sinteticos SA  .....................             357,062                157,864
  Minera Mantos Blancos SA  ....................             102,255                179,864
  Sociedad Industrial Pizarreno SA  ............              63,000                119,052
  Sociedad Quimica y Minera de Chile SA
   Series A ....................................              36,000                173,710
  Sociedad Quimica y Minera de Chile SA
   Series B ....................................              77,090                402,198
  Vina Sta Carolina SA  ........................              41,411                 35,928
  Vina Sta Carolina SA Series A  ...............             163,489                136,014
  Vina de Concha y Toro SA  ....................             350,000                158,070
                                                                                ------------
TOTAL COMMON STOCKS (Cost $13,709,781)  ........                                 18,776,283
                                                                                ------------

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                         Shares               Value+
                                                        ---------          ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Chilean Pesos (Cost $918,959)  .............                             $   893,433
                                                                           ------------
TOTAL -- CHILE (Cost $14,628,740)  ...........                              19,669,716
                                                                           ------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
  AMMB Holdings Berhad  ......................           62,000                486,322
  AMMB Holdings Berhad 7.5% Unsecured Loan
  Stock 1999 .................................           31,000                 22,018
  Amsteel Corp. Berhad  ......................          198,000                142,174
  Aokam Perdana Berhad  ......................           32,000                 40,960
  Asiatic Development Berhad  ................          117,000                102,275
  Berjaya Leisure Berhad  ....................           74,000                 91,832
  Berjaya Singer Berhad  .....................           32,400                 38,943
  Commerce Asset Holding Berhad  .............           38,000                286,205
  DCB Holdings Berhad  .......................          123,000                415,200
  Edaran Otomobil Nasional Berhad  ...........           35,000                340,098
  Ekran Berhad  ..............................           42,000                178,654
  Genting Berhad  ............................          112,500                790,244
  Golden Hope Plantations Berhad  ............          159,000                273,015
  Guiness Anchor Berhad  .....................           35,000                 84,683
  Highlands and Lowlands Berhad  .............           99,000                168,445
  Hong Leong Credit Berhad  ..................           56,499                343,955
  Hong Leong Industries Berhad  ..............           32,200                108,066
  Hume Industries (Malaysia) Berhad  .........           57,000                367,024
  Kamunting Corp. Berhad  ....................          127,000                 93,670
  Kedah Cement Holdings Berhad  ..............           41,000                 76,800
  Kuala Lumpur Kepong Berhad  ................          117,000                278,517
  Leader Universal Holdings Berhad  ..........           68,333                151,999
  Lion Land Berhad  ..........................           12,375                 12,218
  Magnum Corp. Berhad  .......................          240,000                468,293
  Malayan Banking Berhad  ....................          187,000              1,824,390
  Malayan Cement Berhad  .....................           54,000                124,332
  Malayan United Industries Berhad  ..........          208,000                153,413
  Malaysia Mining Corp. Berhad  ..............          106,000                119,546
  Malaysian Airlines System  .................          114,000                291,395
  Malaysian Oxygen Berhad  ...................           23,000                115,785
  Nestle (Malaysia) Berhad  ..................           38,000                293,620
  New Straits Times Press (Malaysia) Berhad  .           32,000                178,576
  Nylex (Malaysia) Berhad  ...................           25,500                 57,220
  Oriental Holdings Berhad  ..................           33,600                233,397
  Perusahaan Otomobil Nasional Berhad  .......           81,000                505,756
  RJ Reynolds Berhad  ........................           43,000                113,268

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                            Shares                Value+
                                                          -----------          ------------
  Resorts World Berhad  ........................            174,000            $   862,361
  Rothmans of Pall Mall Malaysia Berhad  .......             46,000                475,707
  Shell Refining Co. Federation of Malaysia
   Berhad ......................................             48,000                140,488
  Sime Darby Berhad (Malaysia)  ................            355,980              1,312,785
  Sime UEP Properties Berhad  ..................             66,000                164,839
  Tan Chong Motor Holdings Berhad  .............            110,000                194,029
  Telekom Malaysia Berhad  .....................            325,000              2,917,073
  Tenaga Nasional Berhad  ......................            502,000              2,252,878
  UMW Holdings Berhad  .........................             39,666                185,753
  United Engineering (Malaysia) Berhad  ........             87,000                777,483
                                                                               ------------
TOTAL COMMON STOCKS (Cost $10,730,418)  ........                                18,655,704
                                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
 *Hong Leong Industries Berhad Rights 12/17/96                4,600                  4,667
 *Hong Leong Industries Berhad Special Rights
   12/17/96 ....................................              5,750                      0
                                                                               ------------
TOTAL RIGHTS/WARRANTS (Cost $0)  ...............                                     4,667
                                                                               ------------
TOTAL -- MALAYSIA (Cost $10,730,418)  ..........                                18,660,371
                                                                               ------------
INDONESIA -- (10.3%)
COMMON STOCKS -- (10.3%)
  PT Argo Pantes (Foreign)  ....................            135,625                 99,809
  PT Astra International (Foreign)  ............          1,094,400              2,754,676
  PT Berlian Laju Tanker (Foreign)  ............            166,000                281,506
  PT Branta Mulia (Foreign)  ...................             63,000                 38,972
 *PT Charoen Pokphand Indonesia (Foreign)  .....             84,000                 95,862
  PT Dankos Laboratories (Foreign)  ............             94,500                 70,552
  PT Gadjah Tunggal (Foreign)  .................            744,000                317,406
  PT Hanjaya Mandala Sampoerna (Foreign)  ......            910,000              4,639,292
  PT Hero Supermarket (Foreign)  ...............            220,000                161,903
  PT Indah Kiat Pulp & Paper Corp. (Foreign)  ..          2,512,731              1,822,373
  PT Indocement Tunggal Prakarsa (Foreign)  ....            166,000                267,341
  PT Indorama Synthetics  ......................            386,620                692,749
  PT Inti Indorayon Utama (Foreign)  ...........            411,500                311,609
  PT Jakarta International Hotel and
  Development (Foreign) ........................          1,590,000              1,068,366
  PT Japfa Comfeed Indonesia (Foreign)  ........            124,000                 87,287
  PT Kabelmetal Indonesia (Foreign)  ...........             90,000                 38,396
  PT Kalbe Farma  ..............................            409,600                480,546

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                            Shares                 Value+
                                                          ------------          ------------
  PT Lippo Land Development  ...................             193,200            $   428,601
  PT Mayora Indah (Foreign)  ...................             577,572                264,885
  PT Modern Photo Film Co. (Foreign)  ..........             125,000                313,300
  PT Pakuwon Jati (Foreign)  ...................             396,000                143,601
  PT Panasia Indosyntec (Foreign)  .............             403,200                 98,908
  PT Polysindo Eka Perkasa (Foreign)  ..........           2,064,000              1,100,683
  PT Semen Cibinong (Foreign)  .................             106,200                271,843
  PT Semen Gresik (Foreign)  ...................             600,000              1,830,205
  PT Summarecon Agung (Foreign)  ...............             251,056                 77,652
  PT Surya Toto Indonesia (Foreign)  ...........              46,400                 94,027
  PT Tigaraksa Satria (Foreign)  ...............              68,400                107,969
  PT Unggul Indah Corp. (Foreign)  .............             146,298                168,517
                                                                                ------------
TOTAL -- INDONESIA (Cost $12,403,560)  .........                                 18,128,836
                                                                                ------------
TURKEY -- (10.1%)
COMMON STOCKS -- (10.1%)
  Akbank  ......................................          15,735,000              1,768,842
 *Akcansa Cimento Sanayi ve Ticaret SA  ........           1,930,935                173,652
  Aksa  ........................................           3,707,809                507,423
  Alarko Holding  ..............................             996,171                163,107
  Arcelik A.S.  ................................           8,345,530                783,158
  Aygaz  .......................................           3,104,640                417,290
  Bekoteknik Sanayi A.S.  ......................           1,999,920                172,036
  Brisa Bridgestone Sanbanci Lastik San & Tic
   A.S. ........................................           1,323,000                581,965
  CIMSA A.S. (Cimento Sanayi ve Ticaret)  ......           1,560,000                128,094
  Cimentas A.S.  ...............................             674,072                 75,775
  Cukurova Elektrik A.S.  ......................             559,000                560,093
  Dogan Sirketler Grubu Holdings A.S.  .........           8,305,500                154,257
  Doktas  ......................................             480,000                 40,821
 *EGE Biracilik ve Malt Sanayii A.S.  ..........           1,775,140                459,836
 *Eczacibasi Ilac  .............................           3,781,620                195,920
  Erciyas Biracilik  ...........................           3,970,560                465,755
  Eregli Demir ve Celik Fabrikalari Turk A.S.  .           7,837,500              1,110,887
  Good Year Lastikleri A.S.  ...................             661,500                294,216
  Guney Biracilik  .............................             837,375                 61,391
  Hurriyet Gazette  ............................           2,194,000                111,523
 *Izmir Demir Celik  ...........................           9,222,807                 73,927
  Koc Holding A.S.  ............................           6,212,843              1,275,363
  Migros Turk A.S.  ............................             599,400                585,924
  Netas Northern Electric Telekomunikasyon A.S.            1,292,000                274,692
  Otosan Otomobil A.S.  ........................           1,644,000                674,956
  Tat Konserve  ................................             999,999                144,184
  Tofas Turk Otomobil Fabrikasi A.S.  ..........           9,332,750                346,671

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                              Shares                 Value+
                                                            ------------          ------------
  Trakya Cam Sanayii A.S.  .......................           9,692,296            $   521,091
  Turcas Petrolculuk A.S.  .......................           2,233,081                161,533
  Turk Demir Dokum  ..............................           2,789,983                226,362
  Turk Siemens Kablo ve Elektrik Sanayi A.S.  ....             504,000                121,935
 *Turk Sise Cam  .................................           6,957,418                782,114
  Turkiye Garanti Bankasi A.S.  ..................          20,000,431              1,016,640
  Turkiye Is Bankasi A.S. Series C  ..............          10,840,000              1,960,312
  USAS (Ucak Servisi A.S.)  ......................              50,000                112,414
  Yapi ve Kredi Bankasi A.S.  ....................          49,496,546              1,257,977
                                                                                  ------------
TOTAL -- TURKEY (Cost $13,744,166)  ..............                                 17,762,136
                                                                                  ------------
ARGENTINA -- (10.0%)
COMMON STOCKS -- (10.0%)
 *Acindar Industria Argentina de Aceros SA
   Series A ......................................             161,067                209,477
 *Alpargatas SA Industrial y Comercial  ..........             275,000                210,466
  Astra Cia Argentina de Petroleos SA  ...........             430,550                801,168
  Bagley y Cia, Ltd. SA Series B  ................             121,090                260,455
  Banco Frances del Rio de la Plata SA  ..........             118,374              1,178,328
  Banco de Galicia y Buenos Aires SA Series A  ...             226,117              1,237,390
  Buenos Aires Embotelladora SA Series B  ........                 250                 65,028
 *CIADEA SA  .....................................             112,431                491,536
 *Celulosa Argentina SA Series B  ................             173,500                 47,907
 *Corcemar Corporacion Cementera Argentina SA
   Series B ......................................              34,805                165,395
 *Indupa SA Industrial y Comercial  ..............             438,400                239,469
 *Industrias Petroq Koppers  .....................              25,800                100,663
  Irsa Inversiones y Representaciones SA  ........              88,477                273,512
  Juan Minetti SA  ...............................              32,520                115,496
  Ledesma SA  ....................................             190,500                234,416
  Molinos Rio de la Plata SA Series B  ...........             178,214                593,708
  Naviera Perez Companc SA Series B  .............             488,024              3,349,284
  Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica ...............................              44,200                183,509
 *Sevel Argentina SA Series C  ...................              92,476                245,166
 *Siderar SAIC Series A  .........................              31,416                 85,803
  Siderca SA Series A  ...........................             785,410              1,300,413
 *Sociedad Comercial del Plata  ..................             145,060                357,001
  Telecom Argentina Stet-France SA Series B  .....             718,800              2,833,290
  Telefonica de Argentina SA Series B  ...........           1,183,000              3,047,534
                                                                                  ------------
TOTAL -- ARGENTINA (Cost $13,101,386)  ...........                                 17,626,414
                                                                                  ------------

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                                 Shares                Value+
                                                               -----------          ------------
MEXICO -- (9.2%)
COMMON STOCKS -- (9.2%)
  Apasco S.A. de C.V.  ..............................             48,000            $   318,864
  CEMEX (Cementos de Mexico S.A. de C.V.) Series B  .            358,000              1,295,754
 *COMERCI (Controladora Comercial Mexicana S.A. de
   C.V.) Series B ...................................            279,000                268,813
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1 ........................................            271,000                625,279
  Cementos de Mexico SA de C.V. Series A  ...........             13,500                 44,840
 *Cifra S.A. de C.V. Series C  ......................          1,083,000              1,488,302
  El Puerto de Liverpool S.A. Series 1  .............             20,000                 15,365
  El Puerto de Liverpool S.A. Series C1  ............            328,600                254,115
 *Empresas ICA Sociedad Controladora S.A. de C.V.  ..             56,000                795,842
  Empresas la Moderna S.A. de C.V. Series A  ........            184,885                859,031
  Fomento Economico Mexicano S.A. de C.V. Series B  .            244,000                832,099
  Grupo Carso S.A. de C.V. Series A-1  ..............            271,000              1,377,675
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series B .........................................            456,000                899,513
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series L .........................................             42,607                 77,349
 *Grupo Financiero Bancomer S.A. de C.V. Series B  ..            790,000                317,482
 *Grupo Financiero Bancomer S.A. de C.V. Series L  ..             29,259                  9,607
 *Grupo Financiero GBM Atlantico S.A. de C.V.  ......                980                    646
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series B .........................................            149,000                 98,225
  Grupo Financiero Inbursa S.A. de C.V. Series B  ...              9,455                 30,086
 *Grupo Financiero Invermexico S.A. de C.V. Series B             454,792                 39,206
 *Grupo Financiero Invermexico S.A. de C.V. Series L              12,600                  1,070
 *Grupo Financiero Serfin S.A. de C.V. Series B  ....            290,383                125,165
 *Grupo Gigante S.A. Series B  ......................            423,360                121,297
  Grupo Industrial Alfa S.A. Series A  ..............            221,264                984,580
  Grupo Industrial Bimbo S.A. de C.V. Series A  .....            132,337                754,126
 *Grupo Televisa S.A. (Certificate Representing
  Series A, Series D, + Series L) ...................             62,000                841,024
  Kimberly Clark de Mexico S.A. de C.V. Series A  ...             72,000              1,398,377
  Telefonos de Mexico S.A. Series L  ................          1,280,000              1,953,754
 *Tolmex S.A. de C.V. Series B-2  ...................             40,000                141,988
  Vitro S.A.  .......................................            176,400                324,265
                                                                                    ------------
TOTAL -- MEXICO (Cost $18,355,618)  .................                                16,293,739
                                                                                    ------------
PORTUGAL -- (9.2%)
COMMON STOCKS -- (9.2%)
  BCP (Banco Comercial Portugues SA)  ...............            275,395              3,587,943

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                             Shares               Value+
                                                             --------          ------------
  Banco Espirito Santo e Commercial de Lisboa  ....          20,000            $   346,521
  Banco Pinto & Sotto Mayor SA  ...................          16,000                108,247
  Banco Totta & Acores SA  ........................          59,070              1,040,957
  Cel-Cat Fabrica Nacional de Condutores
  Electricos SA ...................................           3,300                 59,323
 *Companhia de Seguros Mundial Confianca SA  ......          12,000                115,129
  Companhia de Seguros Tranquilidade SA  ..........           3,000                 63,402
  Compania Geral de Credito Predial Portugues SA  .           6,000                 57,332
 *Compania Geral de Credito Predial Portugues SA
   Issue 96 .......................................             720                  6,461
  Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA .....................................          37,100                406,379
 *EFACEC (Empresa Fabril de Maquinas Electricas)  .          13,600                110,325
  Engil Sociedade Gestora de Participacoes Sociais
   SA .............................................           6,000                 64,485
 *Filmes Lusomundo SA  ............................           7,612                 82,888
  Jeronimo Martins (Estabelecimentos Jeronimo
  Martins & Filho Administracao e Participacoes
  Financeiros SA) .................................          34,300              3,153,744
 *Lusotur Sociedad Financeira de Turismo SA  ......          13,266                196,768
  Mague-Gestao e Participacoes SA  ................          11,800                258,505
  Modelo Continente SGPS SA  ......................          28,100                914,155
  Portugal Telecom SA  ............................          65,232              1,731,674
  Salvador Caetano Industrias Metalurgicas e
   Veiculos de Transporte SA ......................          15,868                299,059
  Sociedad Construcoes Soares da Costa SA  ........          23,710                219,226
  Sociedade de Investimento e Gestao SGPS SA  .....           4,000                 61,856
  Sonae Investimentos Sociedade Gestora de
   Participacoes Sociais SA .......................          81,800              2,449,784
  Uniceruniao Cervejeira SA  ......................          50,600                858,113
                                                                               ------------
TOTAL COMMON STOCKS (Cost $12,566,716)  ...........                             16,192,276
                                                                               ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Portuguese Escudos (Cost $5,676)  ...............                                  5,567
                                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
 *EFACEC (Empresa Fabril de Maquinas Electricas)
   Rights 12/05/96 ................................          13,600                     88

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                            Shares                Value+
                                                          -----------          ------------
 *EFACEC (Empresa Fabril de Maquinas
   Electricas) Rights 12/21/96 .................             13,600            $    36,190
                                                                               ------------
TOTAL RIGHTS/WARRANTS (Cost $62,358)  ..........                                    36,278
                                                                               ------------
TOTAL -- PORTUGAL (Cost $12,634,750)  ..........                                16,234,121
                                                                               ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Africa-Israel Investments, Ltd.  .............                300                381,702
 *Africa-Israel Investments, Ltd.  .............                150                178,217
  Agis Industries (1983), Ltd.  ................             17,600                131,828
  American Israeli Paper Mills, Ltd.  ..........              3,000                109,699
  Bank Hapoalim B.M.  ..........................          1,029,800              1,515,482
  Bank Leumi Le-Israel  ........................            947,250              1,187,373
  Bezek, Ltd.  .................................            601,800              1,462,484
 *Blue Square Chain Stores Properties
   Investment ..................................             24,000                184,558
  CLAL Electronics Industries, Ltd.  ...........              3,460                291,616
  CLAL Industries, Ltd.  .......................            122,600                522,431
  CLAL Insurance, Ltd.  ........................             35,800                220,966
  CLAL Israel, Ltd.  ...........................             25,150                580,438
  Delek Israel Fuel Corp., Ltd. Series C  ......              7,000                168,242
  Discount Investment Corp  ....................              6,570                402,791
  Elbit, Ltd.  .................................              4,960                207,869
  Elite Industries, Ltd.  ......................             50,400                226,846
  Elron Electronic Industries, Ltd.  ...........              6,020                216,412
  First International Bank of Israel  ..........              3,900                441,630
  IDB Bankholding Corp., Ltd.  .................            168,000                619,890
  IDB Development Corp., Ltd. Series A  ........             36,450                624,316
 *Israel Chemicals, Ltd.  ......................            917,000                797,293
 *Israel Corp. Series A  .......................              4,000                211,152
  Koor Industries, Ltd.  .......................             12,205              1,055,999
 *Makhteshim Chemical Works, Ltd.  .............             50,900                309,944
 *Matav Cable Israel  ..........................             16,000                141,080
  Osem Investment, Ltd.  .......................             61,856                343,592
  Property and Building Corp., Ltd.  ...........              3,461                177,298
  Super-Sol, Ltd. Series B  ....................             13,960                341,870
  Tadiran, Ltd.  ...............................             97,049                412,955
  Tambour  .....................................             40,000                 76,439

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                                Shares               Value+
                                                               ---------          ------------
  Teva Pharmaceutical Industries, Ltd.  .............            4,605            $ 2,111,646
                                                                                  ------------
TOTAL -- ISRAEL (Cost $16,806,419)  .................                              15,654,058
                                                                                  ------------
THAILAND -- (5.9%)
 COMMON STOCKS -- (5.9%)
  Advanced Info Service Public Co., Ltd. (Foreign)  .          124,500              1,453,231
  American Standard Sanitaryware (Thailand) Public
   Co. Ltd. (Foreign) ...............................            4,150                 61,770
  Asia Securities Trading Public Co., Ltd. (Foreign)            69,000                115,541
  Ayudhya Insurance Public Co., Ltd. (Foreign)  .....           13,000                 97,767
  Bangkok Land Public Co., Ltd. (Foreign)  ..........          256,400                143,114
  Bangkok Rubber Public Co., Ltd. (Foreign)  ........           40,000                 17,626
  Bangkok Steel Industry Public Co., Ltd. (Foreign)             84,000                 46,063
  Bank of Asia Public Co., Ltd. (Foreign)  ..........          188,100                314,974
  Bank of Ayudhya Public Co., Ltd. (Foreign)  .......           77,000                242,793
  Banpu Public Co., Ltd. (Foreign)  .................           25,000                497,454
  Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign) ........................................            8,100                 25,541
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign) ........................................           56,779                 17,347
  First Bangkok City Bank Public Co., Ltd. (Foreign)           460,200                531,763
  Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign) ........................................           36,000                 67,333
  Krung Thai Bank Public Co., Ltd. (Foreign)  .......          616,000              1,761,379
  Land and House Public Co., Ltd. (Foreign)  ........           71,100                562,562
  MK Real Estate Development Public Co., Ltd.
   (Foreign) ........................................           23,625                 29,381
  Modernform Group Public Co., Ltd. (Foreign)  ......           46,000                 28,378
  Nawarat Patanakarn Public Co., Ltd.  ..............            6,400                  7,646
 *New Imperial Hotel Public Co., Ltd. (Foreign)  ....           32,000                 20,682
 *Padaeng Industry Public Co., Ltd (Foreign)  .......           82,500                 38,778
  Post Publishing Public Co., Ltd. (Foreign)  .......           23,000                 54,505
  Premier Enterprises Public Co., Ltd. (Foreign)  ...           32,000                 37,289
  Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign) ........................................           25,400                 64,669
  Securities One Public Co., Ltd. (Foreign)  ........           69,000                362,162
  Shangri-La Hotel Public Co., Ltd. (Foreign)  ......           54,000                 47,591
  Shinawatra Computer and Communications Public
   Co., Ltd. (Foreign) ..............................          102,800              1,361,003
  Siam City Bank Public Co., Ltd. (Foreign)  ........          319,100                374,971
  Siam City Cement Public Co., Ltd. (Foreign)  ......           90,600                603,290
  Siam Commercial Bank Public Co., Ltd. (Foreign)  ..            1,000                  8,696
  Siam Pulp & Paper Co., Ltd. (Foreign)  ............           48,000                 92,127

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                                  Shares                 Value+
                                                                 ---------          --------------
  Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign) .....................................           21,200            $    55,221
  Srithai Superware Public Co., Ltd. (Foreign)  .......           21,000                106,933
  TPI Polene Public Co., Ltd. (Foreign)  ..............          135,581                273,499
  Tanayong Public Co., Ltd. (Foreign)  ................          163,800                141,151
  Thai German Ceramic Industry Public Co., Ltd.
   (Foreign) ..........................................           58,000                 68,155
  Thai Glass Industries Public Co., Ltd. (Foreign)  ...           60,000                190,364
  Thai Military Bank Public Co., Ltd. (Foreign)  ......          204,000                539,365
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign) ..........................................           29,500                  7,857
  Thai Wah Public Co., Ltd. (Foreign)  ................           21,000                 13,161
 *Unicord Public Co., Ltd. (Foreign)  .................           85,000                  8,989
                                                                                    --------------
 TOTAL COMMON STOCKS (Cost $10,732,141)  ..............                              10,492,121
                                                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht (Cost $2,478)  ........................                                   2,468
                                                                                    --------------
TOTAL -- THAILAND (Cost $10,734,619)  .................                              10,494,589
                                                                                    --------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Turkiye Garanti Bankasi A.S. ADR (Representing 200
   Shares) (Cost $81,115) (a) .........................            9,000                 42,750
                                                                                    --------------

                    DIMENSIONAL EMERGING MARKETS FUND INC.
                           SCHEDULE OF INVESTMENTS

                              NOVEMBER 30, 1996

                                                              Face
                                                             Amount
                                                              (000)               Value+
                                                             --------          -------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
  Repurchase Agreement, Chase Manhattan Bank N.A.
   5.40%, 12/02/97 (Collateralized by United States
   Treasury Notes 6.125%, 05/31/97) (Cost
   $1,635,000) ....................................          $1,635            $  1,635,000
                                                                               -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $136,782,650)                              $176,725,916
                                                                               =============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
(a)Pursuant to Rule 144A under the Securities Act of 1933, all or a portion of these securites can only be sold to qualified institutional investors.

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 1996

                  (Amounts in thousands, except share amounts)


ASSETS:

         Investments at Value (Cost of $136,783) ...............      $ 176,726
         Cash ..................................................             11
         Receivable for Dividends and Interest .................             62
         Other Assets ..........................................             59
                                                                      ---------

               Total Assets ....................................        176,858
                                                                      ---------

LIABILITIES:

         Deferred Chilean Repatriation Tax .....................          2,285
         Accrued Expenses ......................................             96
         Payable for Investment Securities Purchased ...........              8
                                                                      ---------

               Total Liabilities ...............................          2,389
                                                                      ---------


NET ASSETS applicable to 11,000,687 shares outstanding
 $.01 par value shares (authorized 200,000,000 shares) .........      $ 174,469
                                                                      =========


NET ASSET VALUE ................................................      $   15.86
                                                                      =========


PUBLIC OFFERING PRICE PER SHARE ................................      $   15.94
                                                                      =========


NET ASSETS CONSIST OF:

         Paid-In Capital .......................................      $ 136,276
         Accumulated Net Investment Loss .......................           (130)
         Undistributed Net Realized Gain .......................            203
         Accumulated Net Realized Foreign
          Exchange Loss ........................................            (54)
         Unrealized Net Foreign Exchange Gain ..................              4
         Deferred Chilean Repatriation Tax .....................         (1,773)
         Unrealized Appreciation of Investment
          Securities and Foreign Currency ......................         39,943
                                                                      ---------

               Total Net Assets ................................      $ 174,469
                                                                      =========




                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1996

                             (Amounts in thousands)


Investment Income
     Dividends (Net of Foreign Taxes Withheld and Repatriation of $650)...........                $ 3,665
     Interest.....................................................................                    207
                                                                                                  -------

         Total Investment Income..................................................                  3,872
                                                                                                  -------

Expenses
     Investment Advisory Services ................................................                    865
     Accounting & Transfer Agent Fees ............................................                    173
     Custodian's Fee .............................................................                    476
     Legal Fees ..................................................................                     58
     Audit Fees...................................................................                     20
     Directors' Fees and Expenses ................................................                     25
     Organization Costs...........................................................                     50
     Other    ...................................................................                      53
                                                                                                  -------
         Total Expenses ..........................................................                  1,720

     Less: Fee Waived.............................................................                   (692)
                                                                                                  -------
     Net Expenses.................................................................                  1,028
                                                                                                  -------

     Net Investment Income  ......................................................                  2,844
                                                                                                  -------

Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency

Net Realized Gain on Investment Securities........................................                    215

Net Realized Loss on Foreign
 Currency Transactions............................................................                    (54)

Change in Unrealized Appreciation (Depreciation) of:
 Investment Securities and Foreign Currency ......................................                 16,151
 Deferred Chilean Repatriation Tax................................................                 (1,773)

 Translation of Foreign Currency Denominated
 Amounts..........................................................................                     32
                                                                                                  -------

     Net Gain on Investment Securities and
      Foreign Currency............................................................                 14,571
                                                                                                  -------

Net Increase in  Net Assets
     Resulting from Operations....................................................                $17,415
                                                                                                  =======



                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)


                                                                   Year            Year
                                                                  Ended           Ended
                                                                 Nov. 30,        Nov. 30,
                                                                   1996            1995
                                                                ---------       ---------
Increase (Decrease) in Net Assets
Operations:
      Net Investment Income ..............................      $   2,844       $   3,072
      Net Realized Gain on Investment Securities .........            215           2,731
      Net Realized Loss on Foreign Currency
       Transactions ......................................            (54)            (19)
      Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency .......         16,151         (26,817)
      Deferred Chilean Repatriation Tax ..................         (1,773)           --
      Translation of Foreign Currency Denominated
         Amounts .........................................             32              (8)
                                                                ---------       ---------


        Net Increase (Decrease) in Net Assets
         Resulting from Operations .......................         17,415         (21,041)
                                                                ---------       ---------

Distributions From:
      Net Investment Income ..............................         (3,037)         (3,002)
      Net Realized Gain ..................................         (2,627)           (319)
                                                                ---------       ---------

       Total Distributions ...............................         (5,664)         (3,321)
                                                                ---------       ---------

Capital Share Transactions (1):
      Shares Issued ......................................           --            25,000
      Shares Issued in Lieu of Cash Distributions ........          5,664           3,321
                                                                ---------       ---------

       Net Increase From Capital Share Transactions ......          5,664          28,321
                                                                ---------       ---------


       Total Increase ....................................         17,415           3,959


Net Assets
      Beginning of Period ................................        157,054         153,095
                                                                ---------       ---------
      End of Period ......................................      $ 174,469       $ 157,054
                                                                =========       =========

(1) Share Amounts:
      Shares Issued.......................................          --              1,460
      Shares Issued in Lieu of Cash Distributions.........            366             223
                                                                ---------       ---------
                                                                      366           1,683
                                                                =========       =========


                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                                                                           Year            Year           Year         Feb. 2
                                                                          Ended           Ended          Ended            to
                                                                         Nov. 30,        Nov. 30,       Nov. 30,       Nov. 30,
                                                                           1996           1995           1994            1993
                                                                          ------         ------         ------          ------

Net Asset Value, Beginning of Period...........................           $14.77         $17.10         $15.18          $10.00
                                                                          ------         ------         ------          ------

Income from Investment Operations
---------------------------------

      Net Investment Income....................................             0.26          0.28            0.19            0.16
      Net Gains on Securities (Realized and
        Unrealized)............................................             1.36         (2.29)           1.94            5.53
                                                                          ------         ------         ------          ------

             Total from Investment Operations..................             1.62         (2.01)           2.13            5.69
                                                                          ------         ------         ------          ------


Effect of Capital Changes                                                      -             -               -           (0.46)
-------------------------                                                      -             -               -           ------
                                                                          ------         ------         ------          ------

Less Distributions
------------------

      Net Investment Income....................................            (0.28)         (0.29)         (0.20)          (0.05)
      Net Realized Gain........................................            (0.25)         (0.03)         (0.01)             -
                                                                          ------         ------          -----          ------
             Total Distributions...............................            (0.53)         (0.32)         (0.21)          (0.05)
                                                                          ------         ------         ------          ------

Net Asset Value, End of Period.................................           $15.86         $14.77         $17.10          $15.18
                                                                          ======         ======         ======          ======

Total Investment Return (a)....................................            12.41%        (11.73)%        14.02%          52.32%(#)

Net Assets, End of Period (thousands)..........................         $174,469       $157,054       $153,095        $134,232
Ratio of Expenses to Average Net Assets........................             0.59%(b)       0.58%(b)       0.80%(b)        0.73%(*)
Ratio of Net Investment Income to
 Average Net Assets............................................             1.64%(b)       2.10%(b)       1.18%(b)        1.59%(*)
Portfolio Turnover Rate........................................             0.29%          5.73%          0.26%           0.28%(*)
Average Commission Rate (c)....................................          $0.0016            N/A            N/A             N/A

(*)   Annualized
(#)   Non-annualized
(a) Based on per share net asset value. Per share market price is not readily determinable since fund shares are currently only sold at a public offering price.
(b) Had certain waivers not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.99%, 0.98% and 0.88%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 1.24%, 1.70% and 1.10%, respectively.
(c) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                     DIMENSIONAL EMERGING MARKETS FUND INC.

                          NOTES TO FINANCIAL STATEMENTS


A.   Organization:

     Dimensional Emerging Markets Fund Inc. (the "Fund") is a closed-end management investment company registered under the Investment Company Act of 1940, as amended.


B.   Significant Accounting Policies:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. Security Valuation: Securities held by the Fund which are traded on a stock exchange are valued at the closing price of the exchange on which such securities are primarily traded, as of the close of business on the last business day of the month on which the New York Stock Exchange is open for regular trading, or in the absence of any volume, at the current bid price. Securities that are traded in the OTC market, are valued at the current bid price in the OTC market at the time of valuation. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith or under the authority of the Board of Directors.

     2. Foreign Currency Translations: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income tax is required in the financial statements.

     4. Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All repurchase agreements were entered into on November 29, 1996.

     5. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of the Fund.

     Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as specified in the Fund's prospectus. The fund has recorded deferred repatriation taxes relating to net unrealized appreciation on its investment in Chile.


C.   Investment Advisor:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 1996, the fund paid the Advisor a fee based on an annual effective rate of 0.50% of average net assets. The Advisor has agreed to waive 80% of its advisory fee to keep it at an annual rate of 0.10% of average net assets.


     An investment committee of the Advisor approves all investment decisions made by the Fund.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.   Purchases and Sales of Securities:

     For the year ended November 30, 1996, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

         Purchases....................................           $4,911
         Sales    ....................................              494


E.   Investment Transactions:

     At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

         Gross Unrealized Appreciation .............            $55,868
         Gross Unrealized Depreciation..............            (15,925)
                                                                 ------
         Net      ..................................            $39,943
                                                                 ======


F.   Line of Credit

     In July, 1996, the Fund together with other DFA advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. The portfolio is permitted to borrow between 25% and 33 1/3% of its net assets up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the borrowing date. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.


G.   Reimbursement Fees:

     Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.5% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of Dimensional Emerging Markets Fund Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Dimensional Emerging Markets Fund Inc. as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Emerging Markets Fund Inc. as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997


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Description of the Fund's Dividend Reinvestment Plan
(Unaudited)


The Fund will, from time to time, distribute dividends and realized net capital gains to shareholders. The Fund intends to distribute to shareholders annually substantially all of its investment company taxable income. Investment company taxable income includes all of the Fund's taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other required adjustments. The Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers), although it currently expects to do so. Shareholders will receive all distributions in additional Shares issued by the Fund for this purpose priced at net asset value, unless a shareholder elects to receive dividends and/or distributions by wire transfer when requested or in cash paid by check in U.S. Dollars mailed directly to the shareholder by PFPC Inc., the paying agent. Shareholders must make such election in writing sent to the Fund's dividend paying agent, c/o PFPC Inc., P.O. Box 8950, Wilmington, DE 19809. Cash dividends and distributions paid to these shareholders will be reduced by the amount of any foreign taxes incurred with respect to remittances to pay such cash dividends or distributions.

The receipt of dividends and distributions in Shares will not relieve participants of any income tax or withholding tax that may be payable on such dividends or distributions.




























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